Accumulated Other Comprehensive (Loss) Income (AOCI), Summary of Amounts Reclassified from AOCI into Net Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 29, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 23, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss related to business divestitures									$ 0	$ 0	$ 31
Cost of sales-products									(5,991)	(5,817)	(6,016)
Income from continuing operations before income taxes									871	804	639
Provision for income taxes									(102)	(171)	(132)
Income from continuing operations	$ 271	$ 146	$ 195	$ 157	$ 187	$ 149	$ 134	$ 163	769	633	507
MSI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss related to business divestitures											17
Amount Reclassified from AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations									(41)	(41)	(105)
Foreign Currency Translation Adjustments [Member] | Amount Reclassified from AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before income taxes									0	0	(41)
Income from continuing operations									0	0	(41)
Foreign Currency Translation Adjustments [Member] | Amount Reclassified from AOCI [Member] | MSI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss related to business divestitures									0	0	41
Losses on Hedging Instruments [Member] | Amount Reclassified from AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales-products									5	(13)	(16)
Income from continuing operations before income taxes									5	(13)	(18)
Provision for income taxes									(1)	2	6
Income from continuing operations									4	(11)	(12)
Losses on Hedging Instruments [Member] | Amount Reclassified from AOCI [Member] | MSI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss related to business divestitures									0	0	2
Amortization of Defined Benefit Pension Items [Member] | Amount Reclassified from AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net loss									(59)	(48)	(67)
Income from continuing operations before income taxes									(59)	(48)	(81)
Provision for income taxes									14	18	29
Income from continuing operations									(45)	(30)	(52)
Amortization of Defined Benefit Pension Items [Member] | Amount Reclassified from AOCI [Member] | MSI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Loss related to business divestitures									$ 0	$ 0	$ 14